BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 4-BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2023	2022
	(in thousands)
Inventories:
Raw materials	$124	$55
Work in process	85	14
Finished goods (1)	586	1,200
Total Inventories	$795	$1,269

(1)
Includes finished goods at customer sites were nil and approximately $0.1 million at December 31, 2023 and 2022, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31,	December 31,
	2023	2022
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$212	$553
Advance to suppliers	19	50
Other receivables	276	446
Prepaid and others (2)	3,248	3,046
Total Prepaid and other current assets	$3,755	$4,095

(1)
2023 balance includes approximately $0.2 million prepaid value added tax. 2022 balance includes $0.1 million prepaid consumption tax, $0.2 million prepaid value added tax and $0.3 million prepaid goods and service tax.
(2)
2023 balance includes $2.3 million interest receivable. 2022 balance includes $2.1 million interest receivable.

	December 31,	December 31,
	2023	2022
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,576	$1,637
Automobiles	246	256
Computers and software	2,841	3,132
Equipment and furniture	16,775	19,668
Total	21,438	24,693
Less: accumulated depreciation	(20,828)	(24,089)
Total Property, plant and equipment, net	$610	$604

During the years ended December 31, 2023, 2022 and 2021, the Company wrote-off fully depreciated property, plant and equipment of $2.7 million with accumulated depreciation of $2.7 million, $1.4 million with accumulated depreciation of $1.4 million, and $2.4 million with accumulated depreciation of $2.4 million, respectively.

	December 31,	December 31,
	2023	2022
	(in thousands)
Other current liabilities:
Warranty costs	$66	$67
Accrued professional fees	715	702
Accrued other taxes	671	878
Provision for liquidation damages	251	1,031
Contract deposits	592	604
Others	643	611
Total other current liabilities	$2,938	$3,893

	December 31,	December 31,
	2023	2022
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,021	$1,000
Total other long-term liabilities	$1,021	$1,000